One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1  617  728  7100  Main

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www.dechert.com

JOHN V. O’HANLON

john.ohanlon@dechert.com

+1 617 728 7111  Direct

+1 617 275 8367  Fax

January 17, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds II, Inc. — Preliminary Registration Statement on Form N-14 (File No. 811-00558)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds II, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”).  This preliminary Form N-14 is being filed in connection with the reorganization of Hartford Value Fund (“Acquired Fund”), a series of The Hartford Mutual Funds, Inc., with and into Hartford Value Opportunities Fund (“Acquiring Fund”), a series of the Registrant in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ John V. O’Hanlon
John V. O’Hanlon

Attachment